Capital Management and Risk Policies - Summary of Regulatory Capital (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Basic Shareholders’ Equity	$ 1,600,079,694	$ 505,589,433
(Deductible Items)	(304,644,028)	(63,094,866)
Equity Tier 1	1,295,435,666	442,494,567
Complementing shareholders’ Equity	80,848,330	36,138,983
Equity Tier 2	80,848,330	36,138,983
Regulatory Capital (RPC)	$ 1,376,283,996	$ 478,633,550